Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income tax benefit from federal tax rate	21.00%		21.00%		21.00%	21.00%
Valuation allowance					$ 14,403,016	$ 275,686
Net operating losses					10,170,376	5,676,941
Losses before income taxes	$ (9,651,557)	$ 13,426,448	$ (38,815,992)	$ (35,448,773)	(69,588,990)	(65,081,386)
Ownership change percentage	50.00%		50.00%
Shareholders percentage	5.00%		5.00%
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses					40,200,000	21,200,000
State and Local Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses					33,700,000	22,800,000
Operating loss carryforwards, not expire					4,600,000	2,200,000
Operating loss carryforwards, expiration					$ 29,100,000	$ 20,600,000
Minimum [Member] | State and Local Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards, expiration year					2036	2036
Maximum [Member] | State and Local Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards, expiration year					2045	2044
R&D [Member] | Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Credit carryforwards					$ 400,000	$ 400,000
R&D [Member] | Minimum [Member] | Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards, expiration year					2040
R&D [Member] | Maximum [Member] | Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards, expiration year					2045